Fair Value - Fair Value Measurements on a Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Recurring
Assets:
Money market funds and money market deposit accounts	$ 84	$ 406
Time deposits	114
Other debt securities	59
Deferred purchase price receivable	233	252
Total assets	490	658
Liabilities:
Contingent consideration	5	7
Total liabilities	5	7
Recurring | Level 1
Assets:
Money market funds and money market deposit accounts	84	406
Time deposits	114
Other debt securities	0
Deferred purchase price receivable	0	0
Total assets	198	406
Liabilities:
Contingent consideration	0	0
Total liabilities	0	0
Recurring | Level 2
Assets:
Money market funds and money market deposit accounts	0	0
Time deposits	0
Other debt securities	53
Deferred purchase price receivable	0	0
Total assets	53	0
Liabilities:
Contingent consideration	0	0
Total liabilities	0	0
Recurring | Level 3
Assets:
Money market funds and money market deposit accounts	0	0
Time deposits	0
Other debt securities	6
Deferred purchase price receivable	233	252
Total assets	239	252
Liabilities:
Contingent consideration	5	7
Total liabilities	5	$ 7
Other Debt Securities
Liabilities:
Available-for-sale, cost basis	42
Available-for-sale, unrealized gain	$ 11